Convertible Notes Payable	12 Months Ended
Jul. 31, 2022
DIGERATI TECHNOLOGIES, INC [Member]
Convertible Notes Payable [Line Items]
CONVERTIBLE NOTES PAYABLE

NOTE 12 - CONVERTIBLE NOTES PAYABLE

As of July 31, 2022, and July 31, 2021, convertible notes payable consisted of the following:

	July, 31	July 31,
CONVERTIBLE NOTES PAYABLE NON-DERIVATIVE	2022	2021

On October 13, 2020, the Company entered into a variable convertible promissory note with an aggregate principal amount of $330,000, annual interest rate of 8% and an original maturity date of October 13, 2021, the maturity date was extended until December 15, 2021, and subsequently the maturity date was extended until July 31, 2022. After payment of transaction-related expenses and closing fees of $32,000, net proceeds to the Company from the Note totaled $298,000. The Company recorded $32,000 as a discount to the Note and amortized over the term of the note. In connection with the execution of the note, the Company issued 1,000,000 shares of our common stock to the note holder, at the time of issuance, the Company recognized the relative fair market value of the shares of $45,003 as debt discount, and it will be amortized to interest expense during the term of the promissory note. Additionally, the Company recognized $134,423 as debt discount for the intrinsic value of the conversion feature, and it will be amortized to interest expense during the term of the promissory note. The Company analyzed the Note for derivative accounting consideration and determined that since the note has a fix conversion price at issuance, it does not require to be accounted as a derivative instrument. The Company will evaluate every reporting period and identify if any default provisions and other requirements triggered a variable conversion price and if the note needs to be classified as a derivative instrument. On September 28, 2022, the lender agreed to extend the maturity date until February 28, 2023. The Company amortized $17,620 as interest expense during the year ended July 31, 2022. The total unamortized discount on the Note as of July 31, 2022, and July 31, 2021, were $0 and $17,620, respectively. The total principal balance outstanding as of July 31, 2022, and July 31, 2021, was $165,000. (See below variable conversion terms No.1)	$165,000	$165,000
On January 27, 2021, the Company entered into a variable convertible promissory note with an aggregate principal amount of $250,000, annual interest rate of 8% and a maturity date of January 27, 2022. In connection with the execution of the note, the Company issued 500,000 shares of our common stock to the note holder, at the time of issuance, the Company recognized the relative fair market value of the shares of $24,368 as debt discount, and it will be amortized to interest expense during the term of the promissory note. Additionally, the Company recognized $44,368 as debt discount for the intrinsic value of the conversion feature, and it will be amortized to interest expense during the term of the promissory note. The Holder may elect to convert up to 100% of the principal amount outstanding and any accrued interest on the Note into Common Stock at any time after 180 days of funding the Note. The Conversion Price shall be the greater of $0.05 or 75% of the lowest daily volume weighted average price (“VWAP”) for the ten (10) trading day period immediately preceding the conversion date. The Holder shall, in its sole discretion, be able to convert any amounts due hereunder at a twenty-five percent (25%) discount to the per share price of the Qualified Uplisting Financing. The Company analyzed the Note for derivative accounting consideration and determined that since the note has a conversion price floor, it does not require to be accounted as a derivative instrument. The Company will evaluate every reporting period and identify if any default provisions and other requirements triggered a variable conversion price and if the note needs to be classified as a derivative instrument. On January 27, 2022, the lender agreed to extend the maturity date until July 31, 2022. In connection with the extension of the maturity date on the note, the Company agreed to increase the principal balance by $25,000. The Company evaluated the amendment and accounted for these changes as an extinguishment of debt. As of amendment date, the total unamortized discount on the Note was $0. The Company recognized a loss on extinguishment of debt of $25,000 and charged to interest expense at the time of the extension. On August 1, 2022, the lender agreed to extend the maturity date until January 31, 2023. As consideration for the extension on the note, the Company agreed to add $50,000 to the principal amount outstanding and charged the total to interest expense, in addition, the Company issued 300,000 shares of common stock with a market value of $28,740 and charged the total to interest expense. The Company evaluated the amendment and accounted for these changes as an extinguishment of debt. As of the amendment date, the total unamortized discount on the Note was $0. The Company amortized $34,368 as interest expense during the year ended July 31, 2022. The total unamortized discount on the Note as of July 31, 2022, and July 31, 2021, were $0 and $34,368, respectively. The total principal balance outstanding as of July 31, 2022, and July 31, 2021, were $275,000 and $250,000, respectively.	275,000	250,000

On April 14, 2021, the Company entered into a variable convertible promissory note with an aggregate principal amount of $250,000, annual interest rate of 8% and a maturity date of April 14, 2022. In connection with the execution of the note, the Company issued 500,000 shares of our common stock to the note holder, at the time of issuance, the Company recognized the relative fair market value of the shares of $63,433 as debt discount, and it will be amortized to interest expense during the term of the promissory note. Additionally, the Company recognized $96,766 as debt discount for the intrinsic value of the conversion feature, and it will be amortized to interest expense during the term of the promissory note. The Holder may elect to convert up to 100% of the principal amount outstanding and any accrued interest on the Note into Common Stock at any time after 180 days of funding the Note. The Conversion Price shall be the greater of $0.15 or 75% of the lowest daily volume weighted average price (“VWAP”) for the ten (10) trading day period immediately preceding the conversion date. The Company analyzed the Note for derivative accounting consideration and determined that since the note has a conversion price floor, it does not require to be accounted as a derivative instrument. The Company will evaluate every reporting period and identify if any default provisions and other requirements triggered a variable conversion price and if the note needs to be classified as a derivative instrument. On April 14, 2022, the lender agreed to extend the maturity date until October 14, 2022. In connection with the extension of the maturity date on the note, the Company agreed to increase the principal balance by $25,000. The Company evaluated the amendment and accounted for these changes as an extinguishment of debt. As of amendment date, the total unamortized discount on the Note was $0. The Company recognized a loss on extinguishment of debt of $25,000 and charged to interest expense at the time of the extension. On September 16, 2022, the lender agreed to extend the maturity date until April 14, 2023. As consideration for the extension on the note, the Company agreed to add $50,000 to the principal amount outstanding and charged the total to interest expense, in addition, the Company issued 300,000 shares of common stock with a market value of $35,400 and charged the total to interest expense. The Company evaluated the amendment and accounted for these changes as an extinguishment of debt. As of the amendment date, the total unamortized discount on the Note was $0. The Company amortized $106,799 as interest expense during the year ended July 31, 2022. The total unamortized discount on the Note as of July 31, 2022, and July 31, 2021, were $0 and $106,799, respectively. The total principal balance outstanding as of July 31, 2022, and July 31, 2021, were $275,000 and $250,000, respectively.	275,000	250,000
On August 31, 2021, the Company entered into a variable convertible promissory note with an aggregate principal amount of $75,000, annual interest rate of 8% and a default interest rate of 20%, and a maturity date of August 31, 2022. In connection with the execution of the note, the Company issued 150,000 shares of our common stock to the note holder, at the time of issuance, the Company recognized the relative fair market value of the shares of $13,635 as debt discount, and it will be amortized to interest expense during the term of the promissory note. The Holder may elect to convert up to 100% of the principal amount outstanding and any accrued interest on the Note into Common Stock at any time after 180 days of funding the Note. The Conversion Price shall be the greater of $0.15 or 75% of the lowest daily volume weighted average price (“VWAP”) for the ten (10) trading day period immediately preceding the conversion date. The holder may elect to convert up to 100% of the principal plus accrued interest into the common stock into a qualified uplist financing at a 25% discount. The Company analyzed the Note for derivative accounting consideration and determined that since the note has a conversion price floor, it does not require to be accounted as a derivative instrument. On September 14, 2022, the lender agreed to extend the maturity date until February 28, 2023. As consideration for the extension on the note, the Company agreed to add $15,000 to the principal amount outstanding and charged the total to interest expense, in addition, the Company issued 90,000 shares of common stock with a market value of $10,800 and charged the total to interest expense. The Company evaluated the amendment and accounted for these changes as an extinguishment of debt. As of the amendment date, the total unamortized discount on the Note was $0. The Company will evaluate every reporting period and identify if any default provisions and other requirements triggered a variable conversion price and if the note needs to be classified as a derivative instrument. The Company amortized $12,499 as interest expense during the year ended July 31, 2022. The total unamortized discount on the Note as of July 31, 2022, was $1,136. The total principal balance outstanding as of July 31, 2022, was $75,000.	75,000	-

On September 29, 2021, the Company entered into a variable convertible promissory note with an aggregate principal amount of $75,000, annual interest rate of 8% and a default interest rate of 20%, and a maturity date of September 29, 2022. In connection with the execution of the note, the Company issued 150,000 shares of our common stock to the note holder, at the time of issuance, the Company recognized the relative fair market value of the shares of $10,788 as debt discount, and it will be amortized to interest expense during the term of the promissory note. The Holder may elect to convert up to 100% of the principal amount outstanding and any accrued interest on the Note into Common Stock at any time after 180 days of funding the Note. The Conversion Price shall be the greater of $0.15 or 75% of the lowest daily volume weighted average price (“VWAP”) for the ten (10) trading day period immediately preceding the conversion date. The holder may elect to convert up to 100% of the principal plus accrued interest into the common stock into a qualified uplist financing at a 25% discount. The Company analyzed the Note for derivative accounting consideration and determined that since the note has a conversion price floor, it does not require to be accounted as a derivative instrument. The Company will evaluate every reporting period and identify if any default provisions and other requirements triggered a variable conversion price and if the note needs to be classified as a derivative instrument. On September 29, 2022, the lender agreed to extend the maturity date until March 29, 2023. As consideration for the extension on the note, the Company agreed to add $15,000 to the principal amount outstanding and charged the total to interest expense, in addition, the Company issued 90,000 shares of common stock with a market value of $13,500 and charged the total to interest expense. The Company evaluated the amendment and accounted for these changes as an extinguishment of debt. As of the amendment date, the total unamortized discount on the Note was $0. The Company amortized $8,990 as interest expense during the year ended July 31, 2022. The total unamortized discount on the Note as of July 31, 2022, was $1,798. The total principal balance outstanding as of July 31, 2022, was $75,000.	75,000	-
On October 22, 2021, the Company entered into a variable convertible promissory note with an aggregate principal amount of $150,000, annual interest rate of 8% and a default interest rate of 20%, and a maturity date of October 22, 2022. In connection with the execution of the note, the Company issued 300,000 shares of our common stock to the note holder, at the time of issuance, the Company recognized the relative fair market value of the shares of $13,965 as debt discount, and it will be amortized to interest expense during the term of the promissory note. The Holder may elect to convert up to 100% of the principal amount outstanding and any accrued interest on the Note into Common Stock at any time after 180 days of funding the Note. The Conversion Price shall be the greater of $0.15 or 75% of the lowest daily volume weighted average price (“VWAP”) for the ten (10) trading day period immediately preceding the conversion date. The holder may elect to convert up to 100% of the principal plus accrued interest into the common stock into a qualified uplist financing at a 25% discount. The Company analyzed the Note for derivative accounting consideration and determined that since the note has a conversion price floor, it does not require to be accounted as a derivative instrument. The Company will evaluate every reporting period and identify if any default provisions and other requirements triggered a variable conversion price and if the note needs to be classified as a derivative instrument. On September 16, 2022, the lender agreed to extend the maturity date until April 29, 2023. As consideration for the extension on the note, the Company agreed to add $30,000 to the principal amount outstanding and charged the total to interest expense, in addition, the Company issued 180,000 shares of common stock with a market value of $21,240 and charged the total to interest expense. The Company evaluated the amendment and accounted for these changes as an extinguishment of debt. As of the amendment date, the total unamortized discount on the Note was $0. The Company amortized $10,474 as interest expense during the year ended July 31, 2022. The total unamortized discount on the Note as of July 31, 2022, was $3,491. The total principal balance outstanding as of July 31, 2022, was $150,000.	150,000	-

On February 4, 2022, as part the acquisition of Next Level Internet (“NLI”), the Company entered into two unsecured convertible promissory notes (the “Unsecured Convertible Promissory Notes”) for $1,800,000 and $200,000, respectively. The notes are payable in eight equal quarterly installments in the aggregate amount of $250,000 each commencing on April 30, 2022, through and including January 31, 2024 with a base annual interest rate of 0% and a default annual interest rate of 18%. The Sellers have a onetime right to convert all or a portion of the Convertible Notes commencing on the six-month anniversary of the notes being issued and ending 30 days after such six-month anniversary. The conversion price means an amount equal to the volume weighted average price per share of Stock on the Nasdaq Stock Market for the ten (10) consecutive trading days on which the conversion notice is received by the Company; provided, however, that if the stock is not then listed for trading on the Nasdaq Stock Market, the Conversion Price shall be the volume weighted average transaction price per share reported by the OTC Reporting Facility for the ten (10) consecutive trading days immediately preceding the date on which such Conversion Notice is received by the Company. Within five Business Days after receipt of a Conversion Notice in accordance with the agreement, the Company shall (A) cause to be issued in the name of the holder, the number of shares of Stock equal to the quotient (rounded down to the nearest whole share of Stock) obtained by dividing (1) the Conversion Amount by (2) the Conversion Price in effect on the date that Maker received such Conversion Notice, and (B) pay to Payee an amount in cash equal to the product (rounded up to the nearest whole $.01) obtained by multiplying (1) five hundred thousand and NO/100 ($500,000) by (2) a fraction, the numerator of which is the Conversion Amount and the denominator of which is two million and NO/100 ($2,000,000). Assuming the holder elects to convert the note, the economic value of the note at inception was $2,500,000. The Company analyzed the Notes for derivative accounting consideration and determined that since the notes are convertible on the six-month anniversary from issuance and ending 30 days after such six-month anniversary, it does not require to be accounted as a derivative instrument. The Company will evaluate every reporting period and identify if any of the provisions for conversion are met and if the notes need to be classified as a derivative instrument. At inception of the notes, the Company recognized the fair market value of the conversion on the notes of $2,382,736, and a recognized $117,264 in debt discount, which will be amortized over the conversion period. The Company amortized $83,350 as interest expense during the year ended July 31, 2022. The total unamortized discount on the Note as of July 31, 2022, was $33,914. The total principal balance outstanding on the Unsecured Convertible Promissory Notes as of July 31, 2022, was $2,250,000.	2,250,000	-
On January 21, 2022, the Company entered into a variable convertible promissory note with an aggregate principal amount of $230,000, annual interest rate of 8% and a maturity date of October 21, 2022. After payment of transaction-related expenses and closing fees of $26,300, net proceeds to the Company from the Note totaled $203,700. Additionally, the Company recorded $26,300 as a discount to the Note and amortized over the term of the note. In connection with the execution of the note, the Company issued 300,000 shares of our common stock to the note holder and recorded $30,446 as debt discount and amortized over the term of the note. Until the earlier of 6 months or the Company listing on Nasdaq or NYSE American, the Holder shall be entitled to convert any portion of the outstanding and unpaid Conversion Amount into fully paid and nonassessable shares of Common Stock. The Note Conversion Price shall equal the greater of $0.15 (fifteen) cents or 25% discount to up-listing price or offering/underwriting price concurrent with the Company listing on Nasdaq or NYSE American., subject to adjustment as provided in the Note. Outstanding Balance shall immediately increase to 125% of the Outstanding Balance immediately prior to the occurrence of the Event of Default and a daily penalty of $500 will accrue until the default is remedied. The Company analyzed the Note for derivative accounting consideration and determined that since the note has a conversion price floor, it does not require to be accounted as a derivative instrument. On October 21, 2022, the holder agreed to extend the maturity date until January 31, 2023. In connection with the extension of the maturity date on the note, the Company agreed to increase the principal balance by $30,000 and issued 300,000 shares of common stock with a fair market value of $36,330. The Company evaluated the amendment and accounted for these changes as an extinguishment of debt. As of amendment date, the total unamortized discount on the Note was $0. The Company recognized a loss on extinguishment of debt for both the $30,000 increase in principal and $36,330 fair value of shares issued and charged the total $66,330 to interest expense at the time of the extension. The Company will evaluate every reporting period and identify if any default provisions and other requirements triggered a variable conversion price and if the note needs to be classified as a derivative instrument. The total unamortized discount on the Note as of July 31, 2022, was $18,916. The Company amortized $37,830 of debt discount as interest expense during the year ended July 31, 2022. The total principal balance outstanding as of July 31, 2022, was $230,000.	230,000	-

On January 21, 2022, the Company entered into a variable convertible promissory note with an aggregate principal amount of $230,000, annual interest rate of 8% and a maturity date of October 21, 2022. After payment of transaction-related expenses and closing fees of $26,300, net proceeds to the Company from the Note totaled $203,700. Additionally, the Company recorded $26,300 as a discount to the Note and amortized over the term of the note. In connection with the execution of the note, the Company issued 300,000 shares of our common stock to the note holder and recorded $30,446 as debt discount and amortized over the term of the note. Until the earlier of 6 months or the Company listing on Nasdaq or NYSE American, the Holder shall be entitled to convert any portion of the outstanding and unpaid Conversion Amount into fully paid and nonassessable shares of Common Stock. The Note Conversion Price shall equal the greater of $0.15 (fifteen) cents or 25% discount to up-listing price or offering/underwriting price concurrent with the Company listing on Nasdaq or NYSE American., subject to adjustment as provided in the Note. Outstanding Balance shall immediately increase to 125% of the Outstanding Balance immediately prior to the occurrence of the Event of Default and a daily penalty of $500 will accrue until the default is remedied. The Company analyzed the Note for derivative accounting consideration and determined that since the note has a conversion price floor, it does not require to be accounted as a derivative instrument. On October 21, 2022, the holder agreed to extend the maturity date until January 31, 2023. In connection with the extension of the maturity date on the note, the Company agreed to increase the principal balance by $30,000 and issued 300,000 shares of common stock with a fair market value of $36,330. The Company evaluated the amendment and accounted for these changes as an extinguishment of debt. As of amendment date, the total unamortized discount on the Note was $0. The Company recognized a loss on extinguishment of debt for both the $30,000 increase in principal and $36,330 fair value of shares issued and charged the total $66,330 to interest expense at the time of the extension. The Company will evaluate every reporting period and identify if any default provisions and other requirements triggered a variable conversion price and if the note needs to be classified as a derivative instrument. The total unamortized discount on the Note as of July 31, 2022, was $18,916. The Company amortized $37,830 of debt discount as interest expense during the year ended July 31, 2022. The total principal balance outstanding as of July 31, 2022, was $230,000.	230,000	-
On July 27, 2022, the Company entered into a variable convertible promissory note with an aggregate principal amount of $165,000, annual interest rate of 8% and a maturity date of April 27, 2023. After payment of transaction-related expenses and closing fees of $19,500, net proceeds to the Company from the note totaled $100,000. Subsequently, the Company received $45,500 for the additional principal amount of the note. Additionally, the Company issued 300,000 shares of our common stock to the note holder. The Company recorded the $19,500 and the relative fair market value of the shares of $22,093 as debt discount and amortized to interest expense over the term of the note. Until the earlier of 6 months or the Company listing on Nasdaq or NYSE American, the note holder shall be entitled to convert any portion of the outstanding and unpaid conversion amount into fully paid and nonassessable shares of Common Stock. The note conversion price shall equal the greater of $0.10 (ten) cents or 25% discount to up-listing price or offering/underwriting price concurrent with the Company listing on Nasdaq or NYSE American., subject to adjustment as provided in the note. Outstanding balance shall immediately increase to 125% of the outstanding balance immediately prior to the occurrence of an event of default and a daily penalty of $500 will accrue until the default is remedied. The Company analyzed the note for derivative accounting consideration and determined that since the note has a conversion price floor, it does not require to be accounted as a derivative instrument. The Company will evaluate every reporting period and identify if any default provisions and other requirements triggered a variable conversion price and if the note needs to be classified as a derivative instrument. The total unamortized discount on the Note as of July 31, 2022, was $41,593. The Company amortized $0 of debt discount as interest expense during the year ended July 31, 2022. The total principal balance outstanding as of July 31, 2022, was $119,500.	119,500	-

Total convertible notes payables non-derivative:	$3,844,500	$665,000

CONVERTIBLE NOTES PAYABLE - DERIVATIVE
On July 27, 2020, the Company entered into a variable convertible promissory note with an aggregate principal amount of $275,000, annual interest rate of 8% and a maturity date of March 27, 2021. After payment of transaction-related expenses and closing fees of $35,000, net proceeds to the Company from the Note totaled $240,000. The Company recorded these discounts and cost of $35,000 as a discount to the Note and amortized over the term of the note. In connection with the execution of the note, the Company issued 500,000 shares of our common stock to the note holder, at the time of issuance, the Company recognized the relative fair market value of the shares of $11,626 as debt discount, and it will be amortized to interest expense during the term of the promissory note. Until the earlier of 6 months or the Company listing on Nasdaq or NYSE American, the Holder shall be entitled to convert any portion of the outstanding and unpaid Conversion Amount into fully paid and nonassessable shares of Common Stock the Note Conversion Price shall equal the greater of $0.05 (five) cents or 25% discount to up-listing price or offering/underwriting price concurrent with the Company listing on Nasdaq or NYSE American., subject to adjustment as provided in this Note. If an Event of Default occurs, the Conversion Price shall be the lesser of (a). $0.05 (five) cents or (b). 75% of the lowest traded price in the prior fifteen trading days immediately preceding the Notice of Conversion. The Company analyzed the note for derivative accounting consideration and determined that the embedded conversion option qualified as a derivative instrument, due to the variable conversion price. The Company recognized $61,678 of derivative liability and directly amortized all associated debt discount of $61,678 as interest expense. On July 31, 2021, the holder agreed to extend the maturity date until January 31, 2022. On February 14, 2022, the holder agreed to extend the maturity date until July 31, 2022. In connection with the extension of the maturity date on the note, the Company agreed to increase the principal balance by $75,000 and issued 250,000 shares of common stock with a market value of $34,150. The Company evaluated the amendment and accounted for these changes as an extinguishment of debt. The Company recognized a loss on extinguishment of debt for both the $75,000 increase in principal and $34,150 fair value of shares issued and charged the total $109,150 to interest expense at the time of the extension. On July 26, 2022, the holder agreed to extend the maturity date until December 31, 2022. In connection with the extension of the maturity date on the note, the Company agreed to increase the principal balance by $50,000 and issued 300,000 shares of common stock with a fair market value of $30,000. The Company evaluated the amendment and accounted for these changes as an extinguishment of debt. As of amendment date, the total unamortized discount on the Note was $0. The Company recognized a loss on extinguishment of debt for both the $50,000 increase in principal and $30,000 fair value of shares issued and charged the total $80,000 to interest expense at the time of the extension. The total principal balance outstanding as of July 31, 2022, and July 31, 2021, were $480,000 and $355,000, respectively.	480,000	355,000
On January 31, 2021, the Company entered into a variable convertible promissory note with an aggregate principal amount of $80,235, annual interest rate of 8% and a maturity date of February 17, 2022. On March 7, 2022, the holder agreed to extend the maturity date until July 31, 2022. Until the earlier of 6 months or the Company listing on Nasdaq or NYSE American, the Holder shall be entitled to convert any portion of the outstanding and unpaid Conversion Amount into fully paid and nonassessable shares of Common Stock the Note Conversion Price shall equal the greater of $0.05 (five) cents or seventy-five percent (75%) of the lowest daily volume weighted average price (“VWAP”) over the ten (10) consecutive trading day period ending on the trading day immediately prior to the applicable conversion date (the “Variable Conversion Price”); provided, however, that the Holder shall, in its sole discretion, be able to convert any amounts due hereunder at a twenty-five percent (25%) discount to the per share price of the Qualified Uplisting Financing of over $4MM. If, no later than December 31, 2021, the Borrower shall fail to uplist to any tier of the NASDAQ Stock Market, the New York Stock Exchange or the NYSE MKT, the conversion price under the Note (and the Exchange Note) will be adjusted to equal the lesser of (i) $0.05 per share; or (ii) seventy-five percent (75%) of the lowest VWAP (as defined in the Note and Exchange Note) in the preceding twenty (20) consecutive Trading Days. The Company analyzed the note for derivative accounting consideration and determined that the embedded conversion option qualified as a derivative instrument, due to the variable conversion price. As a result, the Company recognized derivative liability for the convertible note of $59,413. The Company amortized $27,840 of debt discount as interest expense during the year ended July 31, 2022. The total unamortized discount on the Note as of July 31, 2022, and July 31, 2021, were $0 and $27,840, respectively. The total principal balance outstanding as of July 31, 2022, and July 31, 2021, was $80,235. Subsequently, On September 28, 2022, the holder agreed to extend the maturity date until February 28, 2023. In connection with the extension of the maturity date on the note, the Company agreed to increase the principal balance by $62,500 and charged the total to interest expense, in addition, the Company issued 500,000 shares of common stock with a market value of $70,000 and charged the total to interest expense.	80,235	80,235

On February 17, 2021, the Company entered into a variable convertible promissory note with an aggregate principal amount of $175,000, annual interest rate of 8% and a maturity date of February 17, 2022. After payment of transaction-related expenses and closing fees of $5,000, net proceeds to the Company from the Note totaled $170,000. Additionally, the Company recorded $5,000 as a discount to the Note and amortized over the term of the note. Until the earlier of 6 months or the Company listing on Nasdaq or NYSE American, the Holder shall be entitled to convert any portion of the outstanding and unpaid Conversion Amount into fully paid and nonassessable shares of Common Stock the Note Conversion Price shall equal the greater of $0.05 (five) cents or seventy-five percent (75%) of the lowest daily volume weighted average price (“VWAP”) over the ten (10) consecutive trading day period ending on the trading day immediately prior to the applicable conversion date (the “Variable Conversion Price”); provided, however, that the Holder shall, in its sole discretion, be able to convert any amounts due hereunder at a twenty-five percent (25%) discount to the per share price of the Qualified Uplisting Financing of over $4MM. If, no later than December 31, 2021, the Borrower shall fail to uplist to any tier of the NASDAQ Stock Market, the New York Stock Exchange or the NYSE MKT, the conversion price under the Note (and the Exchange Note) will be adjusted to equal the lesser of (i) $0.05 per share; or (ii) seventy-five percent (75%) of the lowest VWAP (as defined in the Note and Exchange Note) in the preceding twenty (20) consecutive Trading Days. The Company analyzed the note for derivative accounting consideration and determined that the embedded conversion option qualified as a derivative instrument, due to the variable conversion price. As a result, the Company recognized derivative liability for the convertible note of $346,091, of which $170,000 was recorded as debt discount and amortized over the term of the note, and $176,091 was recorded as day 1 derivative loss. The total unamortized discount on the Note as of July 31, 2022, and July 31, 2021, were $0 and $102,083, respectively. The Company amortized $102,083 of debt discount as interest expense during the year ended July 31, 2022. On March 7, 2022, the Company paid in full the total principal balance outstanding of $175,000 and accrued interest and prepayment penalty of $30,000. The total principal balance outstanding as of July 31, 2022, and July 31, 2021, were $0 and $175,000, respectively.	-	175,000
On April 15, 2021, the Company entered into a variable convertible promissory note with an aggregate principal amount of $113,000, annual interest rate of 8% and a maturity date of January 15, 2022. After payment of transaction-related expenses and closing fees of $13,000, net proceeds to the Company from the Note totaled $100,000. Additionally, the Company recorded $13,000 as a discount to the Note and amortized over the term of the note. In connection with the execution of the note, the Company issued 100,000 shares of our common stock to the note holder, at the time of issuance, the Company recognized the relative fair market value of the shares of $14,138 as debt discount, and it will be amortized to interest expense during the term of the promissory note. Until the earlier of 6 months or the Company listing on Nasdaq or NYSE American, the Holder shall be entitled to convert any portion of the outstanding and unpaid Conversion Amount into fully paid and nonassessable shares of Common Stock. The Note Conversion Price shall equal the greater of $0.15 (fifteen) cents or 25% discount to up-listing price or offering/underwriting price concurrent with the Company listing on Nasdaq or NYSE American., subject to adjustment as provided in the Note. If an Event of Default occurs, the Conversion Price shall be the lesser of (a). $0.15 (fifteen) cents or (b). seventy-five percent (75%) of the lowest traded price in the prior fifteen (15) consecutive trading day period ending on the trading day immediately prior to the applicable conversion date (the “Variable Conversion Price”). Outstanding Balance shall immediately increase to 125% of the Outstanding Balance immediately prior to the occurrence of the Event of Default and a daily penalty of $500 will accrue until the default is remedied. The Company analyzed the note for derivative accounting consideration and determined that the embedded conversion option qualified as a derivative instrument, due to the variable conversion price. As a result, the Company recognized derivative liability for the convertible note of $64,561, of which $42,822 was recorded as debt discount and amortized over the term of the note. On January 15, 2022, the lender agreed to extend the maturity date until March 31, 2022. As consideration for the extension on the note, the Company agreed to add 15,000 to the principal amount outstanding. On March 18, 2022, the lender agreed to extend the maturity date until July 31, 2022. As consideration for the extension on the note, the Company agreed to add $15,000 to the principal amount outstanding. The Company evaluated the amendments and accounted for these changes as an extinguishment of debt. As of both amendment date, the total unamortized discount on the Note was $0. The Company recognized a loss on extinguishment of debt for both $15,000 increase in principal and charged the total $30,000 to interest expense at the time of the extension. On June 28, 2022, the lender agreed to extend the maturity date until September 30, 2022. As consideration for the extension on the note, the Company agreed to add $20,000 to the principal amount outstanding and charged the total to interest expense. The agreement of June 28, 2022 provides the Company the option extends the maturity date for an additional 90 days for an additional $20,000 to be added to the principal amount. On September 30, 2022, the Company extended the maturity date of the note until December 30, 2022 and charged to interest expense the total $20,000 added to principal balance. The Company evaluated the amendments and accounted for these changes as an extinguishment of debt. As of both amendment date, the total unamortized discount on the Note was $0. The total unamortized discount on the Note as of July 31, 2022, and July 31, 2021, were $0 and $50,945, respectively. The Company amortized $50,945 of debt discount as interest expense during the year ended July 31, 2022. The total principal balance outstanding as of July 31, 2022, and July 31, 2021, were, $163,000 and $113,000, respectively.	163,000	113,000

Total convertible notes payable - derivative:	$723,235	$723,235
Total convertible notes payable derivative and non-derivative	4,567,735	1,388,235
Less: debt discount	(119,764)	(339,654)
Total convertible notes payable, net of discount	4,447,971	1,048,581
Less: current portion of convertible notes payable	(3,947,971)	(1,048,581)
Long-term portion of convertible notes payable	$500,000	$-

Additional terms No.1: The Holder shall have the right at any time on or after six (6) months from the Issue Date to convert any portion of the outstanding and unpaid principal balance into fully paid and nonassessable shares of Common Stock. The Note Conversion Price shall equal (1) $0.05 (five) cents provided however that in the event the Borrower fails to complete the acquisition of Nexogy, Inc., the Conversion Price shall equal (2) the Variable Conversion Price (as defined herein) (subject to equitable adjustments for stock splits, stock dividends or rights offerings by the Borrower relating to the Borrower’s securities or the securities of any subsidiary of the Borrower, combinations, recapitalization, reclassifications, extraordinary distributions and similar events). The “Variable Conversion Price” shall mean eighty-five percent (85%) multiplied by the Market Price (as defined herein) (representing a discount rate of fifteen percent (15%)). “Market Price” means the lowest Trading Price for the Common Stock during the ten (10) Trading Day period ending on the latest complete Trading Day prior to the Conversion Date.

The total unamortized discount on the convertible notes as of July 31, 2022, and July 31, 2021, were $119,764 and $339,654, respectively. The total principal balance outstanding as of July 31, 2022, and July 31, 2021, were $4,567,735 and $1,388,235, respectively. During the year ended July 31, 2022, and July 31, 2021, the Company amortized $530,628 and $797,144, respectively, of debt discount as interest expense.

The future principal payments for the Company’s convertible debt are as follows:

Future Principal Payments

Year ended July 31,	Amount

2023	$4,067,735
2024	500,000
2025 and thereafter	-

Total future payments:	$4,567,735